Share Capital - Additional Information (Detail) - EUR (€)				12 Months Ended
	Dec. 23, 2019	May 17, 2019	May 18, 2018	Dec. 31, 2019
Vereniging Aegon [member]
Disclosure of changes in share capital [Line Items]
Percentage of shareholding stake in acquired company				32.60%
Aegon N.V [member] | Vereniging Aegon [member]
Disclosure of changes in share capital [Line Items]
Percentage of shareholding stake in acquired company	32.60%			32.60%
Common Share [member] | Aegon N.V [member]
Disclosure of changes in share capital [Line Items]
Nominal value of issued shares				€ 0.12
Common Share B [member] | Aegon N.V [member]
Disclosure of changes in share capital [Line Items]
Nominal value of issued shares				€ 0.12
Common shares B [member] | Vereniging Aegon [member]
Disclosure of changes in share capital [Line Items]
Number of shares purchased on exercising options rights			1,489,200
Common shares B [member] | Aegon N.V [member] | Vereniging Aegon [member]
Disclosure of changes in share capital [Line Items]
Number of shares purchased on exercising options rights		1,773,680
Share buyback program, number of common shares repurchased	13,227,120
Shares repurchased value	€ 1,384,046